INVESTMENT IN AN AFFILIATED COMPANY (Details Textual) (Mail Vision Affiliated Company [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Apr. 01, 2013	Dec. 31, 2012
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	29.60%	29.20%	25.61%
Equity Method Investment Summarized Financial Information, Equity, Total	$ 1,655
Equity Method Investment, Summarized Financial Information Convertible And Nonconvertible Loans	398
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	$ 969